Form N-CSR Cover	6 Months Ended
Oct. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Absolute Insight Funds, Inc.
Entity Central Index Key	0001635295
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025